Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Estimated Future Amortization) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Estimated future amortization expense allocated to other expenses for VOBA [Abstract]
VOBA 2018	$ 98
VOBA 2019	84
VOBA 2020	62
VOBA 2021	53
VOBA 2022	46
Distribution Rights [Member]
Value of Distribution Agreements and Customer Relationships Acquired [Abstract]
VODA 2018	14
VODA 2019	13
VODA 2020	12
VODA 2021	10
VODA 2022	$ 9